UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED  MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

            80 Arkay Dr., Suite 110, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    12/31

Date of reporting period:  3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BTS Bond Asset Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	MUTUAL FUNDS - 99.4%
	DEBT FUNDS - 99.4%
1,588,441	BlackRock High Yield Portfolio - Institutional Class		$ 13,247,598
43,376	Goldman Sachs High Yield Fund - Institutional Class		314,477
1,514,601	Ivy High Income Fund - Class I		13,252,754
1,264,408	Metropolitan West High Yield Bond Fund - Class I		13,111,909
	TOTAL MUTUAL FUNDS (Cost - $39,518,269)		39,926,738

	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
252,922	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.00% *		$ 252,922
	TOTAL SHORT-TERM INVESTMENTS (Cost - $252,922)

	TOTAL INVESTMENTS - 100.0% (Cost - $39,771,191) (a)		$ 40,179,660
	OTHER ASSETS LESS LIABILITIES - 0.0%		133
	NET ASSETS - 100.0%		$ 40,179,793

* Interest rate reflects seven-day effective yield on March 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,771,191 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 414,636
		Unrealized depreciation	(6,167)
		Net unrealized depreciation	$ 408,469

BTS Hedged Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares		Value
	MUTUAL FUNDS - 46.0%
	ASSET ALLOCATION FUND - 18.2%
2,287	Rydex High Yield Strategy Fund - Class H	$ 52,496

	DEBT FUND - 27.8%
2,249	Fidelity High Income Fund - Class I	21,294
1,883	Ivy High Income Fund - Class I	16,477
2,053	Metropolitan West High Yield Bond Fund - Class M	21,290
462	Rydex Series Funds - Government Long Bond 1.2x Strategy Fund - Investor Class	21,148
		80,209

	TOTAL MUTUAL FUNDS (Cost - $131,138)	132,705

	EXCHANGE TRADED FUNDS - 46.5%
	DEBT FUNDS - 32.5%
357	iShares iBoxx $ High Yield Corporate Bond ETF	33,697
1,608	PowerShares Senior Loan Portfolio	39,894
489	SPDR Barclays High Yield Bond ETF	20,201
		93,792
	EQUITY FUND - 14.0%
682	Vanguard FTSE Europe ETF	40,204

	TOTAL EXCHANGE TRADED FUNDS (Cost - $132,896)	133,996

	SHORT-TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
22,666	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.00% *	22,666
	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,666)

	TOTAL INVESTMENTS - 100.4% (Cost - $286,700) (a)	$ 289,367
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(1,169)
	NET ASSETS - 100.0%	$ 288,198

* Interest rate reflects seven-day effective yield on March 31, 2014.
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $286,700 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,063
	Unrealized depreciation	(396)
	Net unrealized appreciation	$ 2,667

BTS Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	MUTUAL FUNDS - 99.3%
	ASSET ALLOCATION FUND - 11.1%
341,656	Rydex High Yield Strategy Fund - Class H		$ 7,840,999

	DEBT FUNDS - 88.2%
1,969,502	BlackRock High Yield Portfolio - Institutional Class		16,425,644
729,874	Goldman Sachs High Yield Fund - Institutional Class		5,291,587
2,759,344	Ivy High Income Fund - Class I		24,144,261
1,567,759	Metropolitan West High Yield Bond Fund - Class I		16,257,664
			62,119,156

	TOTAL MUTUAL FUNDS (Cost - $69,334,326)		69,960,155

	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
378,017	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.00% *		378,017
	TOTAL SHORT-TERM INVESTMENTS (Cost - $378,017)

	TOTAL INVESTMENTS - 99.8% (Cost - $69,712,342) (a)		$ 70,338,172
	OTHER ASSETS LESS LIABILITIES - 0.2%		120,546
	NET ASSETS - 100.0%		$ 70,458,718

* Interest rate reflects seven-day effective yield on March 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 69,712,342.
and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 645,107
		Unrealized depreciation	(19,277)
		Net unrealized appreciation	$ 625,830

BTS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

BTS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments carried at fair value:

BTS Bond Asset Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 39,926,738	$ -	$ -	$ 39,926,738
Short-Term Investments	252,922	-	-	$ 252,922
Total	$ 40,179,660	$ -	$ -	$ 40,179,660

BTS Diversified Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 132,705	$ -	$ -	$ 132,705
Exchange Traded Funds	133,996	-	-	133,996
Short-Term Investments	22,666	-	-	22,666
Total	$ 289,367	$ -	$ -	$ 289,367

BTS Tactical Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 69,960,155	$ -	$ -	$ 69,960,155
Short-Term Investments	378,017	-	-	378,017
Total	$ 70,338,172	$ -	$ -	$ 70,338,172
The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/29/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/29/2014